Shares	12 Months Ended
Dec. 31, 2012
Ordinary Shares
Shares

14. Ordinary Shares

Each holder of ordinary shares is entitled to one vote per share. The holders of ordinary shares are not entitled to receive dividends unless declared by the board of directors. The voting, dividend and liquidation rights of the holders of ordinary shares are subject to and qualified by the rights and preferences of the holders of the Preferred Shares. No dividends have been declared through December 31, 2012.

On October 11, 2012, we completed the initial public offering of our ordinary shares, which resulted in the issuance and sale of 6,250,000 ordinary shares by us and the sale of 2,734,375 ordinary shares by selling shareholders at a price of $17.00 per ordinary share. We received net proceeds from the initial public offering of $93,313, based upon the initial public offering price of $17.00 per ordinary share and after deducting underwriting discounts and commissions and offering costs paid by us. We received no proceeds from the sale of ordinary shares by the selling shareholders. Upon the closing of our initial public offering, all of our outstanding redeemable convertible preferred shares converted into 26,653,383 ordinary shares.

In 2006, in connection with the hiring of the Company’s Chief Executive Officer, the Company granted to the officer a stock option for the purchase of 466,666 ordinary shares, which vested over four years, 25% on the first anniversary of the grant date and monthly thereafter over the following 36 months. As permitted by the terms of the award, the officer early-exercised this option and received 466,666 restricted ordinary shares. The exercise price was financed by a full recourse loan made by the Company to the officer (see Note 19). The restricted ordinary shares were subject to (i) a repurchase restriction that allowed the Company the right to repurchase any unvested restricted shares at the lower of the exercise price or the then current fair value upon termination of the officer’s employment and (ii) a restriction on the officer’s ability to sell, transfer or assign unvested restricted shares. As of December 31, 2010, all of the restrictions with respect to the 466,666 ordinary shares had lapsed.

Deferred Shares
Shares

13. Deferred Shares

Deferred shares are non-voting, non-redeemable shares and carry no rights other than a lowest-priority right to share in the capital of the Company upon a winding-up or liquidation. The deferred shares were issued by the Company in order to ensure compliance with an Irish law requirement that no more than 90% of the issued share capital is redeemable and serve no other purpose.

In July 2008, the Company authorized 100,000,215,088 deferred shares with a par value of €0.00000001 per share. At the same time, the Company issued 705,658 deferred shares in lieu of fractional shares to the holders of ordinary shares who converted their ordinary shares into Series A preferred shares (see Note 12). Shortly after, upon the closing of the Series A preferred shares transaction, the 705,658 deferred shares were transferred back to the Company for no consideration. For both the issuance and the reacquisition, the Company ascribed no value to these deferred shares considering that they are non-voting, non-redeemable shares and carry no rights other than a lowest-priority right to share in the capital of the Company upon a winding-up or liquidation, and that they were transferred back to the Company for no consideration.

In July 2010, in connection with the issuance of Series B preferred shares (see Note 12), the Company converted 100,000,000,000 authorized and unissued deferred shares into 100,000 authorized ordinary shares and canceled the remaining 215,088 authorized and unissued deferred shares. As a result, authorized and issued deferred shares were reduced to zero and authorized and unissued ordinary shares were increased by 100,000 shares.

In November 2010, in connection with the issuance of the Series C preferred shares (see Note 12), the Company converted 2,230,330 authorized and unissued ordinary shares into 2,230,330 deferred shares with a par value of €0.01 per share. As a result, 2,230,330 deferred shares with a par value of €0.01 per share were authorized. These deferred shares were issued to the majority shareholder of the Company. The Company ascribed a value of $29 to the deferred shares issued, representing their aggregate par value, considering that they are non-voting, non-redeemable shares and carry no rights other than a €22 (or $29) lowest-priority right to share in the capital of the Company upon a winding-up or liquidation. As of December 31, 2012, there were 5,000,004 deferred shares authorized and 2,230,334 deferred shares issued and outstanding.